DEAR CONTRACT OWNERS:

An environment of declining interest rates and a favorable outlook for inflation helped establish a pattern of positive performance in both fixed-income and equity markets around the world during the past 12 months. A series of reductions in short-term interest rates by the Federal Reserve Board, as well as by some other central banks around the world, contributed to declining yields and rising prices of many fixed-income securities throughout the year. At the same time, lower interest rates and strong corporate earnings reports through most of the year helped the prices of many stocks to rise over the period, producing strong returns. For the year ended December 31, 1995, the market, as measured by the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock performance, returned +37.53%.

Prospects for the Federal Reserve to lower short-term interest rates appear favorable as the economy continues to be in a slow-growth mode. Long-term yields, meanwhile, moved noticeably downward in the latter months of 1995 in anticipation of more modest fourth-quarter growth with continued low inflation. While there were some increases in commodity prices early in the year, companies found it difficult to pass these on at the consumer level as they continue to fight for market share. Additionally, unit labor costs remain under control and seem to be growing at a pace that is near or below the ongoing inflation rate. Thus, with long-term U.S. government bonds yielding approximately 6% in an environment of 2% to 3% inflation, real (adjusted for inflation) rates of return in the fixed-income markets remain relatively attractive.

The performance of the world's stock markets has been mostly positive during the past year. According to the Morgan Stanley Capital International World Index, while the U.S. market was clearly the best-performing major stock market in the world, the performance of the European markets (in local currencies) varied widely, with Switzerland (+27%), Sweden (+19%) and the United Kingdom (+22%) at the top of the tables and Germany (+8%), France (+5%) and Italy (-1%) lagging. In general, the markets of the Pacific Rim showed improved performance during the second half but not enough to offset weak first-half returns. Japan finished the year up 4%, while Singapore was up 8%, Malaysia gained 2%, and Korea declined 9%. New Zealand (+20%), Australia (+17%) and Hong Kong (+22%) were the best Pacific Rim performers.

When measured in U.S. dollars, currency movements had a noticeable impact on international stock market returns during the past year. The U.S. dollar fell 7% versus the German mark and 11% against the Swiss franc, thereby aiding U.S. dollar-based returns. Conversely, the U.S. dollar strengthened 4% against the Japanese yen, with a 22% gain against the yen in the second half alone.

U.S. OUTLOOK
Moderate but sustainable growth was the hallmark of the economic expansion's fifth year, although signs of sluggishness were seen late in the year. For example, recent retail sales have been disappointing, in part because of rising levels of consumer debt. An extended period of lower mortgage rates seems to have relieved much of the pent-up demand for housing. Growth is not expected to get much help from the manufacturing sector, either, as order flows from manufacturers have moderated. Export activity, meanwhile, is also expected to remain modest as continued weakness abroad limits demand for many U.S. goods. However, the Federal Reserve's consistent and, so far, successful efforts to fight inflation seem to be giving consumers and businesses enough longer-term confidence to help maintain modest growth in real gross domestic product into 1996.

After some volatility late in the third quarter, the U.S. stock market continued to strengthen. Although many companies reported solid third-quarter results, there was some weakness in the earnings of retail, financial services and even some technology companies. However, a slowdown in earnings may be a positive development if it is an indication that the economy is not overheating and inflation is under control. While we see a deceleration of corporate earnings as the inevitable consequence of traditional business cycles, we remain encouraged by the high absolute level of profitability among U.S. companies. Also, many companies' increasing emphasis on cost containment and growing use of technology have helped keep them highly competitive and reasonably profitable. Looking ahead, we believe that a stabilizing interest rate environment, coupled with reasonable earnings reports, could justify current market valuations.

GLOBAL OUTLOOK
A pattern of slow to moderate growth and low and controlled inflation remains a dominant theme in major industrialized countries, including the United States. While the recent recovery of the dollar against the German mark and the Japanese yen has added some strength to the economies of Europe and Japan, the outlook is for sluggish economic growth in the near term. Although moves by central banks in Germany and Japan to lower interest rates have helped stimulate domestic demand, many industrial companies in these countries are still struggling to compete in a global marketplace in which the prices of their products are less competitively priced. On the positive side, this does mean little to no inflationary pressure in these countries, and we believe that this, combined with potential further reductions in interest rates, should help provide a foundation for stronger economic growth in the long run. Also, it appears that many of the cost-cutting measures taken by companies in these countries over the past few years will ultimately provide earnings leverage when economic growth improves. Inflation in most overseas economies remains in a downward trend, providing fixed-income investors with opportunities for relatively attractive real rates of interest, possibly accompanied by moderate price appreciation. While the dollar continues to represent a sound store of long-term value, its relative strength in the near term is restrained by the persistent U.S. current-account deficit.

European governments, meanwhile, are engaged in multi-year programs to reduce their budget deficits and debt levels. These programs are positive for bonds, in that lower government spending tends to reduce inflationary pressures and lower issuance of government debt reduces supply pressures on the bond market. In the Japanese market, powerful deflationary forces have supported a drop in yields to historically low levels. We now feel this process may be drawing to an end, given a reversal of priorities at the central bank from fighting inflation, which is now non-existent, to offsetting the downward spiral of deflation. Meanwhile, the high returns of the U.S. bond market, as measured by the Lehman Brothers Government Bond Index, have been echoed in other U.S. dollar-bloc markets, including those of Australia, New Zealand, and Canada, all of which saw positive performance over the last 12 months according to Salomon Brothers. The Australian market currently offers significantly higher yields than the U.S. market and, we believe, represents good value. As long as the outlook for U.S. bonds remains positive, these related markets could demonstrate relatively good performance.

Performance results for the year ended December 31, 1995 for Regatta and Regatta Gold contracts are shown in the table on the following page, while information on the current strategy for each series of MFS/Sun Life Series Trust may be found in the accompanying Series Trust annual report.

                    On behalf of the
                    Board of Directors,
                    John D. McNeil
                    Chairman
                    January 12, 1996

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                                                  Unit Value
                                                                      -----------------------------------
                                                                        December 31,                       Percent Change
                                                                            1994        December 31, 1995  in Unit Value
                                                                      ----------------  -----------------  --------------
MFS REGATTA CONTRACTS:
  Capital Appreciation Series.......................................     $ 15.5512          $ 20.6225          +32.61
  Government Securities Series......................................       13.3872            15.5323          +16.02
  High Yield Series.................................................       15.4801            17.8678          +15.42
  Managed Sectors Series............................................       14.5653            18.9987          +30.44
  Money Market Series...............................................       11.8185            12.2910          + 4.00
  Total Return Series...............................................       14.2495            17.8165          +25.03
  World Governments Series..........................................       14.2437            16.2514          +14.10

MFS REGATTA GOLD CONTRACTS:
  Capital Appreciation Series.......................................     $ 14.2064          $ 18.8392          +32.61
  Conservative Growth Series........................................       11.9036            16.1344          +35.54
  Emerging Growth Series............................................       10.0000*           12.5675          +38.52**
  MFS/Foreign & Colonial International Growth and Income Series.....       10.0000*           10.0942          + 0.94***
  Government Securities Series......................................       11.2891            13.0981          +16.02
  High Yield Series.................................................       12.7475            14.7137          +15.42
  Managed Sectors Series............................................       12.2606            15.9925          +30.44
  Money Market Series...............................................       10.5878            11.0111          + 4.00
  Research Series...................................................        9.8615            13.3663          +35.54
  Total Return Series...............................................       11.8694            14.8406          +25.03
  Utilities Series..................................................        9.3739            12.2403          +30.58
  World Asset Allocation Series.....................................       10.0367            12.0393          +19.95
  World Governments Series..........................................       11.6151            13.2523          +14.10
  World Growth Series...............................................       10.7803            12.3321          +14.39
  World Total Return Series.........................................       10.0195            11.6516          +16.29

  *Reflects unit value on date of commencement of operations.
 **Annualized.
***Not annualized.

STATEMENT OF CONDITION -- December 31, 1995

 Assets:
   Investments in MFS/Sun Life Series Trust:                                              Shares          Cost           Value
                                                                                        -----------  --------------  --------------
     Capital Appreciation Series ("CAS")..............................................   20,694,441  $  555,400,190  $  661,970,636
     Conservative Growth Series ("CGS")...............................................   12,268,501     217,219,949     270,130,493
     Emerging Growth Series ("EGS")...................................................    5,301,215      63,686,760      67,239,716
     MFS/Foreign & Colonial International Growth and Income Series ("FCG")............      708,797       7,067,308       7,178,745
     Government Securities Series ("GSS").............................................   21,859,555     276,753,000     292,703,791
     High Yield Series ("HYS")........................................................   13,520,748     114,301,393     120,648,644
     Managed Sectors Series ("MSS")...................................................    6,986,407     153,500,488     177,775,494
     Money Market Series ("MMS")......................................................  232,452,692     232,452,692     232,452,692
     Research Series ("RES")..........................................................    5,290,149      63,199,027      71,822,398
     Total Return Series ("TRS")......................................................   55,713,387     851,548,080   1,024,281,880

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

 Assets:
   Investments in MFS/Sun Life Series Trust:                                              Shares          Cost           Value
                                                                                        -----------  --------------  --------------
     Utilities Series ("UTS").........................................................    3,409,214  $   34,769,429  $   41,796,297
     World Asset Allocation Series ("WAA")............................................    2,115,612      23,284,489      25,862,059
     World Governments Series ("WGS").................................................   11,075,887     133,922,934     138,299,644
     World Growth Series ("WGR")......................................................   11,457,908     127,633,799     141,460,196
     World Total Return Series ("WTR")................................................    1,164,889      12,758,587      13,783,458
                                                                                                     --------------  --------------
                                                                                                     $2,867,498,125  $3,287,406,143
                                                                                                     --------------
                                                                                                     --------------
   Receivable from sponsor.........................................................................................         162,592
                                                                                                                     --------------
         Net assets................................................................................................  $3,287,568,735
                                                                                                                     --------------
                                                                                                                     --------------

                                               Deferred Variable Annuity Contracts    Reserve for
                                              --------------------------------------   Variable
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:      Units     Unit Value      Value        Annuities       Total
                                              ----------  ----------  --------------  -----------  --------------
   MFS Regatta Contracts:
     CAS....................................   6,615,207  $ 20.6225   $  136,410,833   $  245,038  $  136,655,871
     GSS....................................   3,535,152    15.5323       54,908,660      225,698      55,134,358
     HYS....................................   1,068,412    17.8678       19,081,169        8,030      19,089,199
     MSS....................................   2,150,361    18.9987       40,851,418       86,338      40,937,756
     MMS....................................   3,453,907    12.2910       42,442,851      164,363      42,607,214
     TRS....................................  13,106,997    17.8165      233,507,279    1,162,925     234,670,204
     WGS....................................   1,730,002    16.2514       28,118,590       77,135      28,195,725
                                                                      --------------  -----------  --------------
                                                                      $  555,320,800   $1,969,527  $  557,290,327
                                                                      --------------  -----------  --------------
   MFS Regatta Gold Contracts:
     CAS....................................  27,782,739  $ 18.8392   $  523,347,352   $2,166,217  $  525,513,569
     CGS....................................  16,712,586    16.1344      269,625,529      530,164     270,155,693
     EGS....................................   5,346,104    12.5675       67,183,165      --           67,183,165
     FCG....................................     711,179    10.0942        7,178,745      --            7,178,745
     GSS....................................  18,082,586    13.0981      236,851,391      782,886     237,634,277
     HYS....................................   6,880,080    14.7137      101,211,247      310,936     101,522,183
     MSS....................................   8,542,869    15.9925      136,616,983      216,172     136,833,155
     MMS....................................  17,186,041    11.0111      189,244,865      338,871     189,583,736
     RES....................................   5,341,160    13.3663       71,394,271      510,203      71,904,474
     TRS....................................  53,091,748    14.8406      787,862,944    1,668,256     789,531,200
     UTS....................................   3,410,047    12.2403       41,738,359       55,148      41,793,507
     WAA....................................   2,141,041    12.0393       25,776,833       90,584      25,867,417
     WGS....................................   8,272,858    13.2523      109,635,499      519,035     110,154,534
     WGR....................................  11,421,691    12.3321      140,851,336      646,294     141,497,630
     WTR....................................   1,170,586    11.6516       13,639,351      159,580      13,798,931
                                                                      --------------  -----------  --------------
                                                                      $2,722,157,870   $7,994,346  $2,730,152,216
                                                                      --------------  -----------  --------------
 NET ASSETS APPLICABLE TO SPONSOR...................................  $      126,192   $  --       $      126,192
                                                                      --------------  -----------  --------------
         Net assets.................................................  $3,277,604,862   $9,963,873  $3,287,568,735
                                                                      --------------  -----------  --------------
                                                                      --------------  -----------  --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1995

                                           CAS            CGS            EGS            FCG           GSS
                                       Sub-Account    Sub-Account    Sub-Account*   Sub-Account** Sub-Account
                                      -------------   ------------   ------------   -----------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  12,222,330   $  4,213,752   $   --          $ --         $ 15,080,454
   Mortality and expense risk
    charges.........................      6,566,319      2,296,967       245,139        9,593        3,262,464
   Distribution expense charges.....        180,081        --            --            --               80,215
   Administrative expense charges...        607,879        275,636        29,417        1,151          311,281
                                      -------------   ------------   ------------   -----------   ------------
       Net investment income
        (expense)...................  $   4,868,051   $  1,641,149   $  (274,556)    $(10,744)    $ 11,426,494
                                      -------------   ------------   ------------   -----------   ------------
                                      -------------   ------------   ------------   -----------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains on investment
    transactions:
     Proceeds from sales............  $ 168,445,760   $  7,669,518   $17,109,373     $ 11,837     $ 78,420,543
     Cost of investments sold.......    159,776,008      6,109,739    14,892,586       12,080       79,967,164
                                      -------------   ------------   ------------   -----------   ------------
       Net realized gains (losses)..  $   8,669,752   $  1,559,779   $ 2,216,787     $   (243)    $ (1,546,621)
                                      -------------   ------------   ------------   -----------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $ 106,570,446   $ 52,910,544   $ 3,552,956     $111,437     $ 15,950,791
     Beginning of year..............    (24,453,057)       124,681       --            --          (13,654,356)
                                      -------------   ------------   ------------   -----------   ------------
       Change in unrealized
        appreciation................  $ 131,023,503   $ 52,785,863   $ 3,552,956     $111,437     $ 29,605,147
                                      -------------   ------------   ------------   -----------   ------------
   Realized and unrealized gains....  $ 139,693,255   $ 54,345,642   $ 5,769,743     $111,194     $ 28,058,526
                                      -------------   ------------   ------------   -----------   ------------
   INCREASE IN NET ASSETS FROM
    OPERATIONS......................  $ 144,561,306   $ 55,986,791   $ 5,495,187     $100,450     $ 39,485,020
                                      -------------   ------------   ------------   -----------   ------------
                                      -------------   ------------   ------------   -----------   ------------

                                          HYS            MSS             MMS
                                      Sub-Account    Sub-Account     Sub-Account
                                      ------------   ------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  6,506,329   $  4,070,752   $  10,112,163
   Mortality and expense risk
    charges.........................     1,234,228      1,785,559       2,360,642
   Distribution expense charges.....        25,060         54,132          57,813
   Administrative expense charges...       123,047        160,137         225,464
                                      ------------   ------------   -------------
       Net investment income
        (expense)...................  $  5,123,994   $  2,070,924   $   7,468,244
                                      ------------   ------------   -------------
                                      ------------   ------------   -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains on investment
    transactions:
     Proceeds from sales............  $ 55,764,339   $ 25,990,021   $ 393,915,269
     Cost of investments sold.......    53,874,507     23,211,669     393,915,269
                                      ------------   ------------   -------------
       Net realized gains (losses)..  $  1,889,832   $  2,778,352   $    --
                                      ------------   ------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  6,347,251   $ 24,275,006   $    --
     Beginning of year..............      (491,661)    (6,047,477)       --
                                      ------------   ------------   -------------
       Change in unrealized
        appreciation................  $  6,838,912   $ 30,322,483   $    --
                                      ------------   ------------   -------------
   Realized and unrealized gains....  $  8,728,744   $ 33,100,835   $    --
                                      ------------   ------------   -------------
   INCREASE IN NET ASSETS FROM
    OPERATIONS......................  $ 13,852,738   $ 35,171,759   $   7,468,244
                                      ------------   ------------   -------------
                                      ------------   ------------   -------------

 *For the period from May 1, 1995 (commencement of investment operations) to
  December 31, 1995.
**For the period from October 4, 1995 (commencement of investment operations) to December 31, 1995.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                               RES            TRS            UTS           WAA           WGS
                                           Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                           -----------   -------------   -----------   -----------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $    5,213    $  32,466,536   $  667,466    $    6,090    $  7,171,231
   Mortality and expense risk charges....     347,162       10,927,279      354,562       162,497       1,688,912
   Distribution expense charges..........      --              323,202       --            --              41,714
   Administrative expense charges........      41,659          988,072       42,547        19,500         160,955
                                           -----------   -------------   -----------   -----------   ------------
       Net investment income (expense)...  $ (383,608)   $  20,227,983   $  270,357    $ (175,907)   $  5,279,650
                                           -----------   -------------   -----------   -----------   ------------
                                           -----------   -------------   -----------   -----------   ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains on investment
    transactions:
     Proceeds from sales.................  $3,467,672    $  84,253,831   $8,132,861    $1,134,082    $ 37,103,469
     Cost of investments sold............   3,086,840       67,830,111    7,866,953     1,013,492      37,082,327
                                           -----------   -------------   -----------   -----------   ------------
       Net realized gains................  $  380,832    $  16,423,720   $  265,908    $  120,590    $     21,142
                                           -----------   -------------   -----------   -----------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $8,623,371    $ 172,733,800   $7,026,868    $2,577,570    $  4,376,710
     Beginning of year...................      11,209       12,939,657     (420,499)       17,780      (7,922,900)
                                           -----------   -------------   -----------   -----------   ------------
       Change in unrealized
        appreciation.....................  $8,612,162    $ 159,794,143   $7,447,367    $2,559,790    $ 12,299,610
                                           -----------   -------------   -----------   -----------   ------------
   Realized and unrealized gains.........  $8,992,994    $ 176,217,863   $7,713,275    $2,680,380    $ 12,320,752
                                           -----------   -------------   -----------   -----------   ------------
   INCREASE IN NET ASSETS FROM
    OPERATIONS...........................  $8,609,386    $ 196,445,846   $7,983,632    $2,504,473    $ 17,600,402
                                           -----------   -------------   -----------   -----------   ------------
                                           -----------   -------------   -----------   -----------   ------------

                                               WGR            WTR
                                           Sub-Account    Sub-Account       Total
                                           ------------   -----------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $  3,100,162   $    2,399    $  95,624,877
   Mortality and expense risk charges....     1,457,299       79,873       32,778,495
   Distribution expense charges..........       --            --              762,217
   Administrative expense charges........       174,876        9,584        3,171,205
                                           ------------   -----------   -------------
       Net investment income (expense)...  $  1,467,987   $  (87,058)   $  58,912,960
                                           ------------   -----------   -------------
                                           ------------   -----------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains on investment
    transactions:
     Proceeds from sales.................  $ 24,859,820   $  971,428    $ 907,249,823
     Cost of investments sold............    23,988,619      908,827      873,536,191
                                           ------------   -----------   -------------
       Net realized gains................  $    871,201   $   62,601    $  33,713,632
                                           ------------   -----------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $ 13,826,397   $1,024,871    $ 419,908,018
     Beginning of year...................      (867,181)       4,178      (40,759,626)
                                           ------------   -----------   -------------
       Change in unrealized
        appreciation.....................  $ 14,693,578   $1,020,693    $ 460,667,644
                                           ------------   -----------   -------------
   Realized and unrealized gains.........  $ 15,564,779   $1,083,294    $ 494,381,276
                                           ------------   -----------   -------------
   INCREASE IN NET ASSETS FROM
    OPERATIONS...........................  $ 17,032,766   $  996,236    $ 553,294,236
                                           ------------   -----------   -------------
                                           ------------   -----------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CHANGES IN NET ASSETS

                                              CAS                             CGS                     EGS             FCG
                                          Sub-Account                     Sub-Account             Sub-Account     Sub-Account
                                 -----------------------------   -----------------------------   -------------   -------------
                                          Year Ended                      Year Ended              Year Ended      Year Ended
                                         December 31,                    December 31,            December 31,    December 31,
                                 -----------------------------   -----------------------------   -------------   -------------
                                     1995            1994            1995            1994            1995*          1995**
                                 -------------   -------------   -------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income
    (expense)..................  $   4,868,051   $  27,825,823   $   1,641,149   $     147,916   $    (274,556)  $     (10,744)
   Net realized gains
    (losses)...................      8,669,752      12,649,928       1,559,779         469,410       2,216,787            (243)
   Net unrealized gains
    (losses)...................    131,023,503     (57,996,267)     52,785,863      (3,896,273)      3,552,956         111,437
                                 -------------   -------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
      assets from operations...  $ 144,561,306   $ (17,520,516)  $  55,986,791   $  (3,278,947)  $   5,495,187   $     100,450
                                 -------------   -------------   -------------   -------------   -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $ 120,979,478   $ 131,738,032   $  74,122,408   $  54,704,628   $  34,471,454   $   4,120,619
     Net transfers between
      Sub-Accounts and Fixed
      Account..................     51,189,081     (30,000,160)     19,980,665       5,906,300      27,751,346       3,003,996
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (35,672,499)    (22,127,701)    (11,060,939)     (4,909,494)       (532,429)        (46,320)
                                 -------------   -------------   -------------   -------------   -------------   -------------
       Net accumulation
        activity...............  $ 136,496,060   $  79,610,171   $  83,042,134   $  55,701,434   $  61,690,371   $   7,078,295
                                 -------------   -------------   -------------   -------------   -------------   -------------
   Annuitization Activity:
     Annuitizations............  $   1,153,294   $     325,123   $     201,542   $     131,189   $      50,528   $    --
     Annuity payments and
      contract charges.........       (216,005)       (135,087)        (58,715)        (58,514)           (593)       --
     Net transfers between
      Sub-Accounts.............        531,083         (13,777)          2,298          68,480           4,223        --
     Adjustment to annuity
      reserve..................        131,042        (138,996)         30,462          (3,424)        (56,551)       --
                                 -------------   -------------   -------------   -------------   -------------   -------------
       Net annuitization
        activity...............  $   1,599,414   $      37,263   $     175,587   $     137,731   $      (2,393)  $    --
                                 -------------   -------------   -------------   -------------   -------------   -------------
   Increase in net assets from
    participant transactions...  $ 138,095,474   $  79,647,434   $  83,217,721   $  55,839,165   $  61,687,978   $   7,078,295
                                 -------------   -------------   -------------   -------------   -------------   -------------
     Increase in net assets....  $ 282,656,780   $  62,126,918   $ 139,204,512   $  52,560,218   $  67,183,165   $   7,178,745
 NET ASSETS:
   Beginning of year...........    379,512,660     317,385,742     130,951,181      78,390,963        --              --
                                 -------------   -------------   -------------   -------------   -------------   -------------
   End of year.................  $ 662,169,440   $ 379,512,660   $ 270,155,693   $ 130,951,181   $  67,183,165   $   7,178,745
                                 -------------   -------------   -------------   -------------   -------------   -------------
                                 -------------   -------------   -------------   -------------   -------------   -------------

 *For  the period  from May 1,  1995 (commencement of  investment operations) to
  December 31, 1995.
**For the period from October 4, 1995 (commencement of investment operations) to December 31, 1995.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                GSS                            HYS                             MSS
                                            Sub-Account                    Sub-Account                     Sub-Account
                                   -----------------------------   ----------------------------   -----------------------------
                                            Year Ended                      Year Ended                     Year Ended
                                           December 31,                    December 31,                   December 31,
                                   -----------------------------   ----------------------------   -----------------------------
                                       1995            1994            1995            1994           1995            1994
                                   -------------   -------------   -------------   ------------   -------------   -------------
 OPERATIONS:
   Net investment income.........  $  11,426,494   $  10,541,212   $   5,123,994   $  3,353,160   $   2,070,924   $  10,371,457
   Net realized gains (losses)...     (1,546,621)        989,314       1,889,832     (1,835,584)      2,778,352       2,312,910
   Net unrealized gains
    (losses).....................     29,605,147     (19,932,794)      6,838,912     (3,354,235)     30,322,483     (16,183,713)
                                   -------------   -------------   -------------   ------------   -------------   -------------
       Increase (decrease) in net
        assets from operations...  $  39,485,020   $  (8,402,268)  $  13,852,738   $ (1,836,659)  $  35,171,759   $  (3,499,346)
                                   -------------   -------------   -------------   ------------   -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received...................  $  47,266,837   $  81,307,573   $  20,152,853   $ 25,863,588   $  34,586,296   $  29,286,189
     Net transfers between
      Sub-Accounts and Fixed
      Account....................    (42,381,252)    (10,559,956)     22,611,563    (10,800,800)      9,193,092      (4,775,869)
     Withdrawals, surrenders,
      annuitizations and contract
      charges....................    (21,245,942)    (18,857,834)     (7,980,818)    (6,561,955)     (9,392,233)     (7,012,701)
                                   -------------   -------------   -------------   ------------   -------------   -------------
       Net accumulation
        activity.................  $ (16,360,357)  $  51,889,783   $  34,783,598   $  8,500,833   $  34,387,155   $  17,497,619
                                   -------------   -------------   -------------   ------------   -------------   -------------
   Annuitization Activity:
     Annuitizations..............  $     354,393   $     519,211   $      16,894   $    143,700   $      92,920   $      68,728
     Annuity payments and
      contract charges...........       (168,285)       (131,378)        (68,402)       (71,050)        (56,337)        (32,033)
     Net transfers between
      Sub-Accounts...............        (53,070)       (128,389)          8,428        119,221          94,161             976
     Adjustment to annuity
      reserve....................         33,716          41,563         (25,024)        (8,871)         (2,133)           (388)
                                   -------------   -------------   -------------   ------------   -------------   -------------
       Net annuitization
        activity.................  $     166,754   $     301,007   $     (68,104)  $    183,000   $     128,611   $      37,283
                                   -------------   -------------   -------------   ------------   -------------   -------------
   Increase in net assets from
    participant transactions.....  $ (16,193,603)  $  52,190,790   $  34,715,494   $  8,683,833   $  34,515,766   $  17,534,902
                                   -------------   -------------   -------------   ------------   -------------   -------------
     Increase in net assets......  $  23,291,417   $  43,788,522   $  48,568,232   $  6,847,174   $  69,687,525   $  14,035,556
 NET ASSETS:
   Beginning of year.............    269,477,218     225,688,696      72,043,150     65,195,976     108,083,386      94,047,830
                                   -------------   -------------   -------------   ------------   -------------   -------------
   End of year...................  $ 292,768,635   $ 269,477,218   $ 120,611,382   $ 72,043,150   $ 177,770,911   $ 108,083,386
                                   -------------   -------------   -------------   ------------   -------------   -------------
                                   -------------   -------------   -------------   ------------   -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                        MMS                            RES
                                                    Sub-Account                    Sub-Account
                                           ------------------------------   --------------------------
                                                     Year Ended                     Year Ended
                                                    December 31,                   December 31,
                                           ------------------------------   --------------------------
                                                1995            1994            1995          1994*
                                           --------------   -------------   ------------   -----------
 OPERATIONS:
   Net investment income (expense).......  $    7,468,244   $   4,088,955   $   (383,608)  $    (4,034)
   Net realized gains (losses)...........        --              --              380,832        (3,877)
   Net unrealized gains (losses).........        --              --            8,612,162        11,209
                                           --------------   -------------   ------------   -----------
       Increase (decrease) in net assets
        from operations..................  $    7,468,244   $   4,088,955   $  8,609,386   $     3,298
                                           --------------   -------------   ------------   -----------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $  172,273,093   $ 169,065,890   $ 44,406,655   $ 1,223,399
     Net transfers between Sub-Accounts
      and Fixed Account..................    (115,663,895)    (47,970,496)    15,859,913     2,663,995
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (34,523,223)    (21,288,054)    (1,251,158)      (19,412)
                                           --------------   -------------   ------------   -----------
       Net accumulation activity.........  $   22,085,975   $  99,807,340   $ 59,015,410   $ 3,867,982
                                           --------------   -------------   ------------   -----------
   Annuitization Activity:
     Annuitizations......................  $      583,368   $     559,738   $    404,830   $   --
     Annuity payments and contract
      charges............................        (185,934)       (103,980)       (20,548)      --
     Net transfers between
      Sub-Accounts.......................        (656,607)        122,710        (57,959)      --
     Adjustment to annuity reserve.......         (33,157)         96,065         82,075       --
                                           --------------   -------------   ------------   -----------
       Net annuitization activity........  $     (292,330)  $     674,533   $    408,398   $   --
                                           --------------   -------------   ------------   -----------
   Increase in net assets from
    participant transactions.............  $   21,793,645   $ 100,481,873   $ 59,423,808   $ 3,867,982
                                           --------------   -------------   ------------   -----------
     Increase in net assets..............  $   29,261,889   $ 104,570,828   $ 68,033,194   $ 3,871,280
 NET ASSETS:
   Beginning of year.....................     203,055,253      98,484,425      3,871,280       --
                                           --------------   -------------   ------------   -----------
   End of year...........................  $  232,317,142   $ 203,055,253   $ 71,904,474   $ 3,871,280
                                           --------------   -------------   ------------   -----------
                                           --------------   -------------   ------------   -----------

                                                        TRS
                                                    Sub-Account
                                           ------------------------------
                                                     Year Ended
                                                    December 31,
                                           ------------------------------
                                                1995            1994
                                           --------------   -------------
 OPERATIONS:
   Net investment income (expense).......  $   20,227,983   $  19,183,787
   Net realized gains (losses)...........      16,423,720       9,131,549
   Net unrealized gains (losses).........     159,794,143     (56,210,282)
                                           --------------   -------------
       Increase (decrease) in net assets
        from operations..................  $  196,445,846   $ (27,894,946)
                                           --------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $  114,688,434   $ 222,713,883
     Net transfers between Sub-Accounts
      and Fixed Account..................      (1,317,333)     (7,151,070)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (63,409,172)    (51,917,624)
                                           --------------   -------------
       Net accumulation activity.........  $   49,961,929   $ 163,645,189
                                           --------------   -------------
   Annuitization Activity:
     Annuitizations......................  $      238,231   $     816,949
     Annuity payments and contract
      charges............................        (656,053)       (624,252)
     Net transfers between
      Sub-Accounts.......................          17,486         (63,499)
     Adjustment to annuity reserve.......         (16,966)         21,464
                                           --------------   -------------
       Net annuitization activity........  $     (417,302)  $     150,662
                                           --------------   -------------
   Increase in net assets from
    participant transactions.............  $   49,544,627   $ 163,795,851
                                           --------------   -------------
     Increase in net assets..............  $  245,990,473   $ 135,900,905
 NET ASSETS:
   Beginning of year.....................     778,210,931     642,310,026
                                           --------------   -------------
   End of year...........................  $1,024,201,404   $ 778,210,931
                                           --------------   -------------
                                           --------------   -------------

*For the period from November 7, 1994 (commencement of investment operations) to December 31, 1994.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                       UTS                          WAA                            WGS
                                                   Sub-Account                  Sub-Account                    Sub-Account
                                           ---------------------------   --------------------------   -----------------------------
                                                   Year Ended                    Year Ended                    Year Ended
                                                  December 31,                  December 31,                  December 31,
                                           ---------------------------   --------------------------   -----------------------------
                                               1995           1994           1995          1994*          1995            1994
                                           ------------   ------------   ------------   -----------   -------------   -------------
 OPERATIONS:
   Net investment income (expense).......  $    270,357   $   (199,726)  $   (175,907)  $    (2,966)  $   5,279,650   $   9,480,795
   Net realized gains (losses)...........       265,908       (122,032)       120,590          (147)         21,142        (873,333)
   Net unrealized gains (losses).........     7,447,367       (443,189)     2,559,790        17,780      12,299,610     (16,425,541)
                                           ------------   ------------   ------------   -----------   -------------   -------------
     Increase (decrease) in net assets
      from operations....................  $  7,983,632   $   (764,947)  $  2,504,473   $    14,667   $  17,600,402   $  (7,818,079)
                                           ------------   ------------   ------------   -----------   -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 12,426,034   $ 17,617,955   $ 14,182,774   $ 1,457,362   $  12,226,329   $  37,946,650
     Net transfers between Sub-Accounts
      and Fixed Account..................     2,364,291      2,488,460      6,506,983     1,534,984      (8,347,691)    (17,688,160)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (2,335,754)      (828,336)      (403,056)       (3,895)     (8,464,694)     (8,869,406)
                                           ------------   ------------   ------------   -----------   -------------   -------------
       Net accumulation activity.........  $ 12,454,571   $ 19,278,079   $ 20,286,701   $ 2,988,451   $  (4,586,056)  $  11,389,084
                                           ------------   ------------   ------------   -----------   -------------   -------------
   Annuitization Activity:
     Annuitizations......................  $     16,672   $     27,927   $    --        $   --        $       9,873   $     303,841
     Annuity payments and contract
      charges............................        (7,291)       --             (10,989)      --             (159,462)       (162,696)
     Net transfers between
      Sub-Accounts.......................         9,915        --              78,757       --             --              (142,264)
     Adjustment to annuity reserve.......        (2,791)             1          5,357       --               49,038            (338)
                                           ------------   ------------   ------------   -----------   -------------   -------------
       Net annuitization activity........  $     16,505   $     27,928   $     73,125   $   --        $    (100,551)  $      (1,457)
                                           ------------   ------------   ------------   -----------   -------------   -------------
   Increase in net assets from
    participant transactions.............  $ 12,471,076   $ 19,306,007   $ 20,359,826   $ 2,988,451   $  (4,686,607)  $  11,387,627
                                           ------------   ------------   ------------   -----------   -------------   -------------
     Increase in net assets..............  $ 20,454,708   $ 18,541,060   $ 22,864,299   $ 3,003,118   $  12,913,795   $   3,569,548
 NET ASSETS:
   Beginning of year.....................    21,338,799      2,797,739      3,003,118       --          125,436,464     121,866,916
                                           ------------   ------------   ------------   -----------   -------------   -------------
   End of year...........................  $ 41,793,507   $ 21,338,799   $ 25,867,417   $ 3,003,118   $ 138,350,259   $ 125,436,464
                                           ------------   ------------   ------------   -----------   -------------   -------------
                                           ------------   ------------   ------------   -----------   -------------   -------------

*For the period from November 7, 1994 (commencement of investment operations) to December 31, 1994.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                  WGR                           WTR
                                              Sub-Account                   Sub-Account                         Total
                                      ----------------------------   --------------------------   ---------------------------------
                                               Year Ended                    Year Ended                      Year Ended
                                              December 31,                  December 31,                    December 31,
                                      ----------------------------   --------------------------   ---------------------------------
                                          1995            1994           1995          1994*           1995              1994
                                      -------------   ------------   ------------   -----------   ---------------   ---------------
 OPERATIONS:
   Net investment income
    (expense).......................  $   1,467,987   $   (890,634)  $    (87,058)  $    (1,446)  $    58,912,960   $    83,894,299
   Net realized gains...............        871,201      1,495,414         62,601            63        33,713,632        24,213,615
   Net unrealized gains (losses)....     14,693,578     (1,584,010)     1,020,693         4,178       460,667,644      (175,993,137)
                                      -------------   ------------   ------------   -----------   ---------------   ---------------
     Increase (decrease) in net
      assets from operations........  $  17,032,766   $   (979,230)  $    996,236   $     2,795   $   553,294,236   $   (67,885,223)
                                      -------------   ------------   ------------   -----------   ---------------   ---------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $  27,109,744   $ 62,712,792   $ 10,064,130   $   756,005   $   743,077,138   $   836,393,946
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................      5,024,725     21,605,891      1,710,064       626,641        (2,514,452)      (94,120,240)
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (7,221,767)    (3,238,104)      (505,397)       (1,410)     (204,045,401)     (145,635,926)
                                      -------------   ------------   ------------   -----------   ---------------   ---------------
       Net accumulation activity....  $  24,912,702   $ 81,080,579   $ 11,268,797   $ 1,381,236   $   536,517,285   $   596,637,780
                                      -------------   ------------   ------------   -----------   ---------------   ---------------
   Annuitization Activity:
     Annuitizations.................  $     398,205   $    139,258   $    141,543   $   --        $     3,662,293   $     3,035,664
     Annuity payments and contract
      charges.......................        (48,306)        (9,292)        (6,755)      --             (1,663,675)       (1,328,282)
     Net transfers between
      Sub-Accounts..................          6,845         36,542           (394)      --                (14,834)        --
     Adjustment to annuity
      reserve.......................         42,104         (4,670)        15,473       --                252,645             2,406
                                      -------------   ------------   ------------   -----------   ---------------   ---------------
       Net annuitization activity...  $     398,848   $    161,838   $    149,867   $   --        $     2,236,429   $     1,709,788
                                      -------------   ------------   ------------   -----------   ---------------   ---------------
   Increase in net assets from
    participant transactions........  $  25,311,550   $ 81,242,417   $ 11,418,664   $ 1,381,236   $   538,753,714   $   598,347,568
                                      -------------   ------------   ------------   -----------   ---------------   ---------------
     Increase in net assets.........  $  42,344,316   $ 80,263,187   $ 12,414,900   $ 1,384,031   $ 1,092,047,950   $   530,462,345
 NET ASSETS:
   Beginning of year................     99,153,314     18,890,127      1,384,031       --          2,195,520,785     1,665,058,440
                                      -------------   ------------   ------------   -----------   ---------------   ---------------
   End of year......................  $ 141,497,630   $ 99,153,314   $ 13,798,931   $ 1,384,031   $ 3,287,568,735   $ 2,195,520,785
                                      -------------   ------------   ------------   -----------   ---------------   ---------------
                                      -------------   ------------   ------------   -----------   ---------------   ---------------

*For the period from November 7, 1994 (commencement of investment operations) to December 31, 1994.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on July 13, 1989 as a funding vehicle for the variable portion of certain group combination fixed/variable annuity contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, a wholly-owned subsidiary of the Sponsor, is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the contract anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 or 2% of the participant's account value is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the MFS Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to MFS Regatta Gold contracts which exceed the revenues received from the Account Fees described on the preceding page derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% or 3%, as stated in each participant's contract. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                     Units Transferred
                                                                                 Between Sub-Accounts and
                                   Units Outstanding                                Fixed Accumulation
                                   Beginning of Year        Units Purchased               Account
                                 ----------------------  ----------------------  -------------------------
                                       Year Ended              Year Ended               Year Ended
                                      December 31,            December 31,             December 31,
                                 ----------------------  ----------------------  -------------------------
                                    1995        1994        1995        1994        1995          1994
                                 ----------  ----------  ----------  ----------  -----------   -----------
 MFS REGATTA CONTRACTS
 ------------------------------
 CAS Sub-Account...............   6,184,731   7,272,302       8,683       9,333    1,002,774      (455,183)
 GSS Sub-Account...............   4,235,203   4,708,841          48      10,633     (289,212)      (21,084)
 HYS Sub-Account...............     839,825   1,087,265      --          --          332,946       (47,560)
 MSS Sub-Account...............   2,066,642   2,431,072      12,503       1,536      206,072      (134,616)
 MMS Sub-Account...............   3,873,044   3,081,737       6,171       4,866      315,466     1,706,748
 TRS Sub-Account...............  14,225,539  15,806,723       4,093      10,133      117,384       (92,067)
 WGS Sub-Account...............   1,967,375   2,300,611      --           2,332      (87,581)      (73,063)

 MFS REGATTA GOLD CONTRACTS
 ------------------------------
 CAS Sub-Account...............  19,909,649  13,245,124   7,106,728   9,091,150    2,287,026    (1,559,101)
 CGS Sub-Account...............  10,979,711   6,412,270   5,181,021   4,513,854    1,359,507       483,956
 EGS Sub-Account...............      --          --       2,978,021      --        2,420,603       --
 FCG Sub-Account...............      --          --         414,060      --          301,717       --
 GSS Sub-Account...............  18,784,262  13,661,303   3,836,496   7,175,667   (3,241,260)     (868,594)
 HYS Sub-Account...............   4,605,818   3,599,473   1,439,990   1,996,981    1,286,018      (717,869)
 MSS Sub-Account...............   6,351,641   4,525,423   2,269,426   2,365,855      411,655      (238,446)
 MMS Sub-Account...............  14,774,386   6,055,673  16,108,059  16,275,632  (11,138,037)   (6,440,721)
 RES Sub-Account...............     392,528      --       3,726,811     124,868    1,346,160       269,642
 TRS Sub-Account...............  48,270,556  32,979,812   8,512,923  18,470,599     (391,980)     (520,442)
 UTS Sub-Account...............   2,273,439     279,796   1,164,148   1,824,507      204,917       258,454
 WAA Sub-Account...............     299,210      --       1,294,348     145,953      590,509       153,647
 WGR Sub-Account...............   9,182,555   1,778,644   2,422,350   5,802,910      475,925     1,954,152
 WGS Sub-Account...............   8,334,019   7,008,613     981,591   3,238,912     (532,375)   (1,467,047)
 WTR Sub-Account...............     138,126      --         922,160      75,613      159,909        62,654

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                     Units Withdrawn,
                                      Surrendered and          Units Outstanding
                                        Annuitized                End of Year
                                 -------------------------   ----------------------
                                        Year Ended                 Year Ended
                                       December 31,               December 31,
                                 -------------------------   ----------------------
                                    1995          1994          1995        1994
                                 -----------   -----------   ----------  ----------
 MFS REGATTA CONTRACTS
 ------------------------------
 CAS Sub-Account...............     (580,981)     (641,721)   6,615,207   6,184,731
 GSS Sub-Account...............     (410,887)     (463,187)   3,535,152   4,235,203
 HYS Sub-Account...............     (104,359)     (199,880)   1,068,412     839,825
 MSS Sub-Account...............     (134,856)     (231,350)   2,150,361   2,066,642
 MMS Sub-Account...............     (740,774)     (920,307)   3,453,907   3,873,044
 TRS Sub-Account...............   (1,240,019)   (1,499,250)  13,106,997  14,225,539
 WGS Sub-Account...............     (149,792)     (262,505)   1,730,002   1,967,375

 MFS REGATTA GOLD CONTRACTS
 ------------------------------
 CAS Sub-Account...............   (1,520,664)     (867,524)  27,782,739  19,909,649
 CGS Sub-Account...............     (807,653)     (430,369)  16,712,586  10,979,711
 EGS Sub-Account...............      (52,520)      --         5,346,104      --
 FCG Sub-Account...............       (4,598)      --           711,179      --
 GSS Sub-Account...............   (1,296,912)   (1,184,114)  18,082,586  18,784,262
 HYS Sub-Account...............     (451,746)     (272,767)   6,880,080   4,605,818
 MSS Sub-Account...............     (489,853)     (301,191)   8,542,869   6,351,641
 MMS Sub-Account...............   (2,558,367)   (1,116,198)  17,186,041  14,774,386
 RES Sub-Account...............     (124,339)       (1,982)   5,341,160     392,528
 TRS Sub-Account...............   (3,299,751)   (2,659,413)  53,091,748  48,270,556
 UTS Sub-Account...............     (232,457)      (89,318)   3,410,047   2,273,439
 WAA Sub-Account...............      (43,026)         (390)   2,141,041     299,210
 WGR Sub-Account...............     (659,139)     (353,151)  11,421,691   9,182,555
 WGS Sub-Account...............     (510,377)     (446,459)   8,272,858   8,334,019
 WTR Sub-Account...............      (49,609)         (141)   1,170,586     138,126

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") as of December 31, 1995, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1995 and 1994. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation with the custodian of securities held for the Variable Account as of December 31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1995, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 2, 1996

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

MFS REGATTA
MFS REGATTA GOLD

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
JOHN D. McNEIL, Chairman and Director
JOHN R. GARDNER, President and Director
DAVID D. HORN, Senior Vice President and
  General Manager and Director
RICHARD B. BAILEY, Director
A. KEITH BRODKIN, Director
M. COLYER CRUM, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
BONNIE S. ANGUS, Secretary
L. BROCK THOMSON, Vice President
  and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Annuity Service Center
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
500 Boylston Street, Boston, Massachusetts 02116-3741

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616
 ACCOUNT INFORMATION
 For account information, please call toll free:
 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free: 1-800-752-7215 any business day from 8 a.m. to 6 p.m. Eastern time.

                                                              GOLD-2 2/96 93M

                                 [REGATTA LOGO]

                                       &

                       ANNUAL REPORT - DECEMBER 31, 1995

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                            SUN LIFE ASSURANCE COMPANY OF CANADA